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ALLISON M FUMAI allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

June 19, 2017

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Reaves Utility Income Fund (the “Fund”)
Registration Statement on Form N-2, File No. 811-21432

Ladies and Gentlemen,

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This filing is for the registration and issuance of common shares of beneficial interest, no par value, of the Fund (the “Shares”), pursuant to the exercise of rights to purchase the Shares to be distributed to the shareholders of the Fund in accordance with the Registration Statement (the “Offer”). The approximate date of the proposed public offering will be as soon as practicable after the effective date of the Registration Statement.

In accordance with Release No. IC-13768 (Feb. 15, 1984) (the “Release”), we hereby request a “limited review” of the Registration Statement on an expedited basis. Consistent with the Release, the disclosure in the Registration Statement is substantially similar to the disclosure set forth in the Prospectus and Statement of Additional Information filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on November 17, 2015, pursuant to the exercise of rights, except for the inclusion of updated information with respect to the Fund and the offering generally.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526.

Sincerely,

/s/ Allison M. Fumai
Allison M. Fumai